Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Disclosure of carrying amounts and fair value of financial assets	The following table shows the carrying amounts and fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy.
Tax and employee-related payables are non-financial liabilities and are therefore excluded from the tables below. They are presented in Note 17.2.

	AS OF DECEMBER 31, 2022[5]
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	11,708	11,271	—	11,271	—
Other receivables and assets (2)	9,231	9,231	—	9,231	—
Cash and cash equivalents (1)	26,950	26,950	—	26,950	—
Total financial assets	47,889	47,452	—	47,452	—
Financial liabilities—non-current portion (4, Note 15)	16,241	9,439	566	—	8,873
Financial liabilities—current portion (3, Note 15)	33,555	33,555	—	—	33,555
Trade payables and other current liabilities (3)	15,475	15,475	—	—	15,475
Total financial liabilities	65,272	58,469	566	—	57,903

	AS OF DECEMBER 31, 2023[5]
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	22,055	22,394	—	22,394	—
Other receivables and assets (2)	27,164	27,164	—	27,164	—
Cash and cash equivalents (1)	251,942	251,942	—	251,942	—
Total financial assets	301,161	301,500	—	301,500	—
Financial liabilities—non-current portion (4, Note 15)	39,697	40,622	18,506	—	42,768
Financial liabilities—current portion (3, Note 15)	37,348	37,348	11,531	—	5,165
Trade payables and other current liabilities (3)	47,221	47,221	—	—	47,221
Total financial liabilities	124,266	125,191	30,037	—	95,154

	AS OF DECEMBER 31, 2024
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	13,473	12,690	—	12,690	—
Other receivables and assets (2)	19,843	19,843	—	19,843	—
Cash and cash equivalents (1)	144,221	144,221	—	144,221	—
Total financial assets	177,537	176,754	—	176,754	—
Financial liabilities—non-current portion (4, Note 15)	69,069	73,497	3,620	—	69,877
Financial liabilities—current portion (3, Note 15)	44,935	44,935	21,183	—	23,752
Trade payables and other current liabilities (3)	43,824	43,824	—	—	43,824
Total financial liabilities	157,828	162,256	24,803	—	137,453
(1)    The fair value of cash and cash equivalents is determined based on Level 1 fair value measurement and corresponds to the market value of the assets.
(2)    The carrying amount of financial assets measured at amortized cost is deemed to be a reasonable estimate of fair value, except for the long-term advances made to CROs, whose fair value is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using credit spreads ranging from 16 bp to 476 bp as of December 31, 2022,
104 bp to 218 bp as of December 31, 2023 and 131 bp to 271 bp as of December 31, 2024. As of December 31, 2022, 2023, and 2024,
an increase in the credit spread by +100 bp would result in a decrease in the advances fair value by €240 thousand, €23 thousand, and
€235 thousand, respectively.
(3)    The carrying amount of short-term financial liabilities measured at amortized cost was deemed to be a reasonable estimate of fair value.
(4)    The fair value of Kreos BSA A&B, OCEANE conversion option, royalty certificates, Heights convertible notes, Kreos / Claret
BSA and Minimum Return Indemnifications is based on Level 3 fair value measurement and is estimated based on models and assumptions detailed in Note 15. The fair value of other long-term financial liabilities is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using the following assumptions:
•For the debt components of Kreos 1&2 bonds, a credit spread of 1,475 bp as of December 31, 2022.
As of December 31, 2022, an increase in the credit spread by +100 bp would result in a decrease in the Kreos 1&2 bonds fair value by  and €68 thousand..
•For the debt component of OCEANE bonds, a credit spread similar to that detailed in Note 15.
As of December 31,  2022, an increase in the credit spread by +100 bp would result in a decrease in the OCEANE debt component fair value by  €476 thousand.
•For the debt components of the Kreos / Claret OCABSA (tranche A) and the tranches B and C of the Kreos / Claret straight bond loans, a credit spread of 960 bp as of August 22, 2023, 900 bp as of December 31, 2023 and 750 bp as of December 31,
2024.
As of August 22, 2023, December 31, 2023 (tranche A) and December 31, 2024 (all three tranches), an increase in the credit spread by +100 bp would result in a decrease in the Kreos / Claret debt components fair value by respectively €624 thousand,
€538 thousand and €958 thousand.
•For the conditional advances and the PGE loan, a credit spread of 1,475 bp as of December 31, 2022, 900 bp as of December
31, 2023 and 730 bp as of December 31, 2024.
•An increase in the credit spread by +100 bp would result in the following:
•As of December 31, 2022, 2023 and 2024, a decrease in the PGE loan fair value by, €55 thousand, and €39 thousand and €21 thousand respectively.
•As of December 31, 2022 and 2023, a decrease in the RNP-VIR conditional advance fair value by  €31 thousand and
€15 thousand respectively.
•As of December 31, 2022 and 2023, a decrease in the CARENA conditional advance fair value by €37 thousand and
€37 thousand respectively.
•As of December 31, 2022 and 2023, a decrease in the Ebola conditional advance fair value by €1 thousand and
€1 thousand, respectively.
(5) In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-
current, and Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022 and the non-current portion of the Heights convertible notes as of December 31, 2023 were reclassified within the current liabilities
(Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).

Disclosure of carrying amounts and fair value of financial liabilities	The following table shows the carrying amounts and fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy.
Tax and employee-related payables are non-financial liabilities and are therefore excluded from the tables below. They are presented in Note 17.2.

	AS OF DECEMBER 31, 2022[5]
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	11,708	11,271	—	11,271	—
Other receivables and assets (2)	9,231	9,231	—	9,231	—
Cash and cash equivalents (1)	26,950	26,950	—	26,950	—
Total financial assets	47,889	47,452	—	47,452	—
Financial liabilities—non-current portion (4, Note 15)	16,241	9,439	566	—	8,873
Financial liabilities—current portion (3, Note 15)	33,555	33,555	—	—	33,555
Trade payables and other current liabilities (3)	15,475	15,475	—	—	15,475
Total financial liabilities	65,272	58,469	566	—	57,903

	AS OF DECEMBER 31, 2023[5]
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	22,055	22,394	—	22,394	—
Other receivables and assets (2)	27,164	27,164	—	27,164	—
Cash and cash equivalents (1)	251,942	251,942	—	251,942	—
Total financial assets	301,161	301,500	—	301,500	—
Financial liabilities—non-current portion (4, Note 15)	39,697	40,622	18,506	—	42,768
Financial liabilities—current portion (3, Note 15)	37,348	37,348	11,531	—	5,165
Trade payables and other current liabilities (3)	47,221	47,221	—	—	47,221
Total financial liabilities	124,266	125,191	30,037	—	95,154

	AS OF DECEMBER 31, 2024
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	13,473	12,690	—	12,690	—
Other receivables and assets (2)	19,843	19,843	—	19,843	—
Cash and cash equivalents (1)	144,221	144,221	—	144,221	—
Total financial assets	177,537	176,754	—	176,754	—
Financial liabilities—non-current portion (4, Note 15)	69,069	73,497	3,620	—	69,877
Financial liabilities—current portion (3, Note 15)	44,935	44,935	21,183	—	23,752
Trade payables and other current liabilities (3)	43,824	43,824	—	—	43,824
Total financial liabilities	157,828	162,256	24,803	—	137,453
(1)    The fair value of cash and cash equivalents is determined based on Level 1 fair value measurement and corresponds to the market value of the assets.
(2)    The carrying amount of financial assets measured at amortized cost is deemed to be a reasonable estimate of fair value, except for the long-term advances made to CROs, whose fair value is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using credit spreads ranging from 16 bp to 476 bp as of December 31, 2022,
104 bp to 218 bp as of December 31, 2023 and 131 bp to 271 bp as of December 31, 2024. As of December 31, 2022, 2023, and 2024,
an increase in the credit spread by +100 bp would result in a decrease in the advances fair value by €240 thousand, €23 thousand, and
€235 thousand, respectively.
(3)    The carrying amount of short-term financial liabilities measured at amortized cost was deemed to be a reasonable estimate of fair value.
(4)    The fair value of Kreos BSA A&B, OCEANE conversion option, royalty certificates, Heights convertible notes, Kreos / Claret
BSA and Minimum Return Indemnifications is based on Level 3 fair value measurement and is estimated based on models and assumptions detailed in Note 15. The fair value of other long-term financial liabilities is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using the following assumptions:
•For the debt components of Kreos 1&2 bonds, a credit spread of 1,475 bp as of December 31, 2022.
As of December 31, 2022, an increase in the credit spread by +100 bp would result in a decrease in the Kreos 1&2 bonds fair value by  and €68 thousand..
•For the debt component of OCEANE bonds, a credit spread similar to that detailed in Note 15.
As of December 31,  2022, an increase in the credit spread by +100 bp would result in a decrease in the OCEANE debt component fair value by  €476 thousand.
•For the debt components of the Kreos / Claret OCABSA (tranche A) and the tranches B and C of the Kreos / Claret straight bond loans, a credit spread of 960 bp as of August 22, 2023, 900 bp as of December 31, 2023 and 750 bp as of December 31,
2024.
As of August 22, 2023, December 31, 2023 (tranche A) and December 31, 2024 (all three tranches), an increase in the credit spread by +100 bp would result in a decrease in the Kreos / Claret debt components fair value by respectively €624 thousand,
€538 thousand and €958 thousand.
•For the conditional advances and the PGE loan, a credit spread of 1,475 bp as of December 31, 2022, 900 bp as of December
31, 2023 and 730 bp as of December 31, 2024.
•An increase in the credit spread by +100 bp would result in the following:
•As of December 31, 2022, 2023 and 2024, a decrease in the PGE loan fair value by, €55 thousand, and €39 thousand and €21 thousand respectively.
•As of December 31, 2022 and 2023, a decrease in the RNP-VIR conditional advance fair value by  €31 thousand and
€15 thousand respectively.
•As of December 31, 2022 and 2023, a decrease in the CARENA conditional advance fair value by €37 thousand and
€37 thousand respectively.
•As of December 31, 2022 and 2023, a decrease in the Ebola conditional advance fair value by €1 thousand and
€1 thousand, respectively.
(5) In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-
current, and Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022 and the non-current portion of the Heights convertible notes as of December 31, 2023 were reclassified within the current liabilities
(Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).